NOTES PAYABLE TO AND ADVANCES FROM OFFICERS AND DIRECTORS (Narrative) (Details) - USD ($)	Dec. 31, 2016	Dec. 30, 2016	Apr. 06, 2016	Dec. 31, 2015	Oct. 12, 2015
Related Party Transaction [Line Items]
Principal balance increase		$ 57,500
Notes Payable Other Payables [Member]
Related Party Transaction [Line Items]
Convertible note payable, related party	$ 171,203			$ 612,512
Earnie Blackmon [Member] | Notes Payable Other Payables [Member]
Related Party Transaction [Line Items]
Convertible note payable, related party	28,750
Tony Verzura [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount			$ 25,000
Tony Verzura [Member] | Notes Payable Other Payables [Member]
Related Party Transaction [Line Items]
Convertible note payable, related party	28,750
Advances from officers and directors [Member] | Notes Payable Other Payables [Member]
Related Party Transaction [Line Items]
Convertible note payable, related party	71,008
Accrued wages payable to officers and directors [Member] | Notes Payable Other Payables [Member]
Related Party Transaction [Line Items]
Convertible note payable, related party	$ 42,695			$ 612,512
Ernest Blackmon [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount			$ 25,000
JSJ Investments Inc. [Member]
Related Party Transaction [Line Items]
Convertible note payable, related party					$ 102,000
Debt instrument, interest rate		12.00%